Revenues and Cost of Services - Disclosure Of Cost Of Services Explanatory (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues and Cost of Services [Abstract]
Processing Costs	$ 262,084	$ 149,319	$ 468,932	$ 273,648
Hosting Expenses	3,492	2,645	6,516	5,204
Amortisation, intangible assets other than goodwill from costs of services	5,670	4,530	11,791	8,590
Wages And Salaries Operations	1,268	1,079	2,453	2,011
Cost of services	$ 272,514	$ 157,573	$ 489,692	$ 289,453